Summary of Significant Accounting Policies - Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total assets measured at fair value	$ 1,904,954	$ 2,009,960	$ 0
Total liabilities measured at fair value	555,306	$ 479,747	$ 799,284
Digital Assets [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total assets measured at fair value	1,904,954
Warrant liability [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities measured at fair value	555,306
Level 1 [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total assets measured at fair value	1,904,954
Total liabilities measured at fair value	0
Level 1 [Member] | Digital Assets [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total assets measured at fair value	1,904,954
Level 1 [Member] | Warrant liability [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities measured at fair value	0
Level 2 [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total assets measured at fair value	0
Total liabilities measured at fair value	0
Level 2 [Member] | Digital Assets [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total assets measured at fair value	0
Level 2 [Member] | Warrant liability [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities measured at fair value	0
Level 3 [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total assets measured at fair value	0
Total liabilities measured at fair value	555,306
Level 3 [Member] | Digital Assets [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total assets measured at fair value	0
Level 3 [Member] | Warrant liability [Member]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total liabilities measured at fair value	$ 555,306